Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation and Consolidation
The Company’s consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles. The Merger was accounted for as a reverse recapitalization and operations prior to the Closing presented are those of Legacy Aurora (see “Note 3—Reverse Recapitalization”). All intercompany transactions and balances are eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property and equipment; valuation allowance for deferred income tax assets, valuation of intangible assets, fair value of options granted under the Company’s stock-based compensation plans, present value of the lease liability, total estimated hours used in determining the recognition of revenue, the valuation of the warrant liabilities, and the valuation of the Earnout Shares liability.

Segment Information
Segment Information
The Company has one reportable segment. The Company’s chief operating decision maker (the “CODM”) manages the operations of the Company on a consolidated basis when allocating resources and all significant operating decisions are based on analysis of the Company as a single business.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity, when purchased, of 90 days or less to be cash equivalents. The recorded carrying value of cash equivalents approximates their fair value.

Restricted Cash
Restricted Cash
Restricted cash consists of funds that are contractually restricted as to usage or withdrawal due to the signing of the Company’s operating lease agreements. The Company has presented restricted cash separately from cash and cash equivalents on the balance sheet.

Revenue Recognition
Revenue Recognition
The Company accounts for the collaboration framework agreement and project plan with a major customer using the input measure of hours expended as a percentage of total estimated hours to complete the project commencing with initial recognition in August 2021 when a collaboration project plan was signed.
The excess of revenue recognized over cash collected is recognized as a contract asset.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets of three to five years except for leasehold improvements depreciated over the lesser of the asset’s useful life (seven years) or the remaining lease term and buildings are depreciated over twenty years.

Leases
Leases
The Company determines if an arrangement is a lease at inception. All leases are assessed for classification as an operating lease or a finance lease. Operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the lease commencement date. The interest rate used to determine the present value of future payments is the Company’s incremental borrowing rate because the rate implicit in the Company’s leases is not readily determinable. The incremental borrowing rate, calculated based on available information at the lease commencement date, is a hypothetical rate for collateralized borrowings in economic environments where the leased asset is located based on credit rating factors. The Company’s right of use (ROU) assets are also recorded at the applicable lease commencement date. The ROU assets equals the amount of the related lease liability, adjusted for prepaid lease payments made prior to the lease commencement date, lease incentives and initial direct costs.
Certain lease contracts include obligations to pay for other services, such as operations and maintenance. The Company elected the practical expedient whereby the Company records all lease components and the related minimum non-lease
components as a single lease component. Cash payments made for variable lease costs, such as maintenance and tenant improvements, are not included in the measurement of the Company’s operating lease assets and liabilities as of the lease commencement date. The Company does not include variable payments in the calculation of the ROU asset at the commencement of the lease, however if the variable payments are based on a contingent event, and that contingent event is ultimately resolved, the ROU asset is re-measured
and all such variable payments are then included. Many of the Company’s lease terms include one or more options to renew. The Company does not assume renewals in the determination of the lease term unless it is reasonably certain that the Company will exercise that option. Lease costs for minimum lease payments for operating leases is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not contain any residual value guarantees.
The Company has elected to not recognize a lease liability or right-of-use
(ROU) asset for short-term leases, which are defined as leases with a term of twelve months or less that do not include an option to purchase the underlying asset.

Business Combinations
Business Combinations
The Company allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, estimated replacement cost, profit margin, opportunity cost, useful lives, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings.

Goodwill, Acquired Intangible Assets, and Impairment of Long-Lived Assets
Goodwill, Acquired Intangible Assets, and Impairment of Long-Lived Assets

(i)	Goodwill
Goodwill represents the excess purchase consideration of acquired businesses over the estimated fair value of the net assets acquired and is not amortized. Goodwill is evaluated for impairment annually on December 31, or whenever events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the goodwill. The Company did not record any impairment to goodwill in any of the periods presented.

(ii)	Acquired Intangible Assets
Acquired Intangible Assets consist of
in-process
research and development (IPR&D) from the Company’s acquisitions of Apparate USA LLC (“Uber Advanced Technologies Group” or “ATG”), Blackmore Sensors and Analytics, and OURS Technology (“OURS”). Each IPR&D has an indefinite useful life and is tested for impairment annually until completion. As of December 31, 2021 the IPR&D have not been completed.

(iii)	Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined using various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. No impairment losses were recognized in the years ended December 31, 2021 and 2020.

Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred. Research and development costs consist primarily of payroll, hardware and electrical engineering prototyping, cloud computing, data labeling, and third-party development services and are included in research and development in the accompanying statement of operations.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred and are included in selling, general, and administrative in the accompanying statement of operations. There were no advertising costs incurred in 2021 and 2020.

Software Development Costs
Software Development Costs
The Company follows the provisions of ASC
985-20,
Software—Costs of Software to be Sold, Leased, or Marketed
(“ASC
985-20”).
Costs have not yet met the criteria for capitalization as technological feasibility has not been established as defined by ASC
985-20.

Income Taxes
Income Taxes
The Company accounts for income taxes using the
asset-and-liability
method. ASC 740,
Accounting for Income Taxes (“ASC 740”)
, requires the recognition of deferred tax assets and liabilities based upon the temporary differences between the financial reporting and tax bases of assets and liabilities and using enacted rates in effect for the years in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets when it is more likely than not that a portion or all of the deferred tax assets will not be realized.
ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company records uncertain tax positions on the basis of a two-step
process in which: (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of technical merits of the position, and (2) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the tax benefit as the largest amount that is cumulatively more than 50% likely to be realized upon ultimate settlement with the related tax authority.

Stock-based Compensation
Stock-based Compensation
The Company recognizes share-based compensation cost using the fair value method of accounting. The fair value of the Company’s stock options are measured based on the grant-date fair value which is calculated using a Black-Scholes option pricing model and the fair value of restricted stock units are measured as the fair value of Aurora common stock.
The fair value of the stock-based compensation for awards with only service conditions is recognized on a straight-line basis over the requisite service period, which is generally the vesting period. Expense for awards with service and performance conditions is recognized on a graded-vesting basis over the requisite service period. The Company recognizes the effect of forfeitures in the period they occur.

Public and Private Placement Warrants
Public and Private Placement Warrants
The Company accounts for the public and private placement stock purchase warrants (collectively “the warrants”) as derivative liabilities under ASC 815 D erivatives and Hedging.
The liabilities are measured at fair value on Closing and in subsequent periods with any changes in fair value reflected in the statement of operations until the warrants are exercised, redeemed, or expire.

Earnout Shares
Earnout Shares
The Company accounts for shares held by Reinvent Sponsor Y LLC (the “Sponsor”) not forfeited under the terms of the Merger Agreement and subject to price based vesting terms (the “Earnout Shares”) as a derivative liability under ASC 815 D erivatives and Hedging.
The Earnout Shares are accounted for as a liability as the shares are not indexed to our common stock. The liability is measured at fair value on Closing and in subsequent periods with any changes in fair value reflected in the statement of operations until the vesting conditions are met or the shares expire.

Commitments and Contingencies
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Significant Risks and Uncertainties Including Business and Credit Concentrations
Significant Risks and Uncertainties Including Business and Credit Concentrations
The Company’s principal operations are the research, design, and implementation of the Aurora Driver. The Company is currently researching and developing its proprietary technology with the goal of commercializing the Aurora Driver. The Company expects that it will need to raise additional capital to support its development and commercialization activities. Significant risks and uncertainties to the Company’s operations include failing to secure additional funding and the threat of other companies developing and bringing to market similar technology at an earlier time than the Company. However, given the amount of available cash and cash equivalents, management believes available capital resources are sufficient to meet working capital and capital expenditure needs for at least twelve months following the issuance date of these financial statements.
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash and cash equivalents at U.S. commercial banks. Cash and cash equivalents deposited with domestic commercial banks generally exceed the Federal Deposit Insurance Corporation insurable limit. To date, the Company has not experienced any losses on its deposits of cash and cash equivalents.
In 2021, the Company reported $82,538 in collaboration revenue from an agreement with an automotive original equipment manufacturers (OEM). The commercial relationship with this OEM was governed by a collaboration framework agreement and a project plan agreement that specify the work that was to occur and payments that were to be made. The revenue arrangement is nonrecurring, and, as of December 31, 2021, the Company does not have any long-term contracts with customers that are expected to provide recurring revenue streams.
On March 11, 2020, the World Health Organization declared the novel strain of coronavirus,
COVID-19,
a global pandemic and recommended containment and mitigation measures worldwide. As of the date of these financial statements, the Company has not experienced a negative impact to its financial position, results of operations, and operating cash flows. The Company cannot accurately predict the length or severity of this pandemic and the impact it might have on the world and domestic economies. However, the Company believes that for the foreseeable future, based on its current capital resources and its operations and cash flows, it will not be materially nor negatively affected.

Recently Issued Accounting Standards – Not Yet Adopted
Recently Issued Accounting Standards – Not Yet Adopted
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, that replaces the incurred loss impairment methodology in current GAAP. The new impairment model requires immediate recognition of estimated credit losses expected to occur for most financial assets and certain other instruments. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first effective reporting period. The standard will be effective for the Company on January 1, 2022. The Company is currently evaluating the impact of the new guidance.
In December 2020, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes
, which simplifies accounting for income taxes by revising or clarifying existing guidance in ASC 740, Income Taxes, as well as removing certain exceptions within ASC 740. The standard will be effective for the Company on January 1, 2022. The Company is currently evaluating the impact of the new guidance.

Recently Issued Accounting Standards – Adopted in Fiscal 2021
Recently Issued Accounting Standards – Adopted in Fiscal 2021
In August 2018, the FASB issued
ASU No. 2018-15,
Intangibles—Goodwill and
Other-Internal-Use
Software (Subtopic
 350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. The new standard requires capitalized costs to be amortized on a straight-line basis generally over the term of the arrangement, and the financial statement presentation for these capitalized costs would be the same as that of the fees related to the hosting arrangements. The Company adopted the standard effective January 1, 2021. The adoption did not have a material impact on the financial statements.